Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 255,336	1,590,769	2,214,618
Time deposits	2,102,480	13,098,661	9,704,777
Restricted cash	91,573	570,506	318,684
Accounts receivable, net	43,255	269,485	230,047
Prepayments and other current assets	180,059	1,121,784	900,464
Short-term investments	172,315	1,073,539	993,606
Deferred tax assets	23,102	143,929	111,990
Total current assets	2,868,120	17,868,673	14,474,186
Non-current assets:
Property, equipment and software, net	130,821	815,026	848,469
Land use right, net	1,851	11,529	11,788
License rights			48,962
Deferred tax assets	356	2,215	2,586
Time deposits	78,650	490,000
Other long-term assets	14,528	90,513	58,940
Total non-current assets	226,206	1,409,283	970,745
Total assets	3,094,326	19,277,956	15,444,931
Current liabilities:
Accounts payable	25,323	157,764	134,217
Salary and welfare payables	46,524	289,848	244,398
Dividend payable	130,806	814,934
Taxes payable	62,513	389,465	391,769
Deferred revenue	186,196	1,160,018	1,014,073
Accrued liabilities and other payables	122,706	764,473	498,120
Total current liabilities	574,068	3,576,502	2,282,577
Long-term payable:
Other long-term payable	16,046	99,968	63,890
Total liabilities	590,114	3,676,470	2,346,467
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,273,937 shares issued and outstanding as of December 31, 2011 and 3,287,546 shares issued and 3,246,042 shares outstanding as of December 31, 2012	433	2,696	2,687
Additional paid-in capital	185,660	1,156,681	1,002,336
Treasury stock	(67,814)	(422,489)
Statutory reserves	101,781	634,108	472,586
Retained earnings	2,296,851	14,309,609	11,649,092
NetEase, Inc's shareholders' equity	2,516,911	15,680,605	13,126,701
Noncontrolling interests	(12,699)	(79,119)	(28,237)
Total shareholders' equity	2,504,212	15,601,486	13,098,464
Total liabilities and shareholders' equity	$ 3,094,326	19,277,956	15,444,931